Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Summary of Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock as of December 31, 2020 consisted of the following (in thousands, except share and per share amounts):

	December 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Original Issue Price	Aggregate Liquidation Preference	Net Carrying Value
Series Seed-1 Preferred Stock	24,030,035	24,030,035	$0.1784	$4,287	$4,287
Series Seed-2 Preferred Stock	42,519,688	42,519,688	0.1784	7,585	7,585
Series A Preferred Stock	74,048,845	74,048,845	0.2197	16,265	16,040
Series B Preferred Stock	78,314,959	77,594,404	1.2838	99,615	99,398
Series C Preferred Stock	145,822,505	114,571,243	5.6029	641,927	641,002

Total redeemable convertible preferred stock	364,736,032	332,764,215		$769,679	$768,312